Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of net financial loss
Net financial income (loss) can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Interests and gains on financial assets	327	546	3,177
Unrealized gains on financials assets	1,177	418	1,648
Foreign exchange gains	4,839	3,810	2,109
Other financial income	—	—	—
Financial income	6,344	4,775	6,934
Foreign exchange losses	(3,591)	(2,983)	(1,195)
Unrealized losses on financial assets	(95)	(2,050)	—
Interest on financial liabilities	(312)	(288)	(640)
Other financial expenses	—	—	—
Financial expenses	(3,997)	(5,321)	(1,835)
Net financial income (loss)	2,347	(546)	5,099